First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Banks — 99.8%
16,080	Ameris Bancorp	$809,628
9,089	Axos Financial, Inc. (a)	519,436
218,378	Bank of America Corp.	8,684,893
23,825	Bank OZK	976,825
15,235	Cathay General Bancorp	574,664
135,852	Citigroup, Inc.	8,621,168
120,077	Citizens Financial Group, Inc.	4,326,374
26,468	Comerica, Inc.	1,350,927
12,299	Commerce Bancshares, Inc.	686,038
7,155	Cullen/Frost Bankers, Inc.	727,163
20,740	East West Bancorp, Inc.	1,518,790
107,979	Fifth Third Bancorp	3,940,154
27,899	First BanCorp	510,273
2,395	First Citizens BancShares, Inc., Class A	4,032,246
15,311	First Financial Bankshares, Inc.	452,134
130,687	First Horizon Corp.	2,060,934
96,852	FNB Corp.	1,324,935
35,131	Home BancShares, Inc.	841,739
282,737	Huntington Bancshares, Inc.	3,726,474
10,255	International Bancshares Corp.	586,689
40,516	JPMorgan Chase & Co.	8,194,766
184,905	KeyCorp	2,627,500
26,973	M&T Bank Corp.	4,082,633
468,251	New York Community Bancorp, Inc.	1,507,768
70,558	Old National Bancorp	1,212,892
15,292	Pinnacle Financial Partners, Inc.	1,223,972
25,606	PNC Financial Services Group (The), Inc.	3,981,221
13,314	Popular, Inc.	1,177,357
184,026	Regions Financial Corp.	3,687,881
7,497	ServisFirst Bancshares, Inc.	473,735
14,313	SouthState Corp.	1,093,800
26,260	Synovus Financial Corp.	1,055,389
179,657	U.S. Bancorp	7,132,383
8,259	UMB Financial Corp.	688,966
29,901	United Bankshares, Inc.	969,988
38,360	Webster Financial Corp.	1,672,112
135,607	Wells Fargo & Co.	8,053,700
21,778	Western Alliance Bancorp	1,368,094
11,253	Wintrust Financial Corp.	1,109,096
Shares	Description	Value

	Banks (Continued)
12,707	WSFS Financial Corp.	$597,229
28,147	Zions Bancorp N.A.	1,220,735

	Total Investments — 99.8%	99,402,701
	(Cost $97,259,379)
	Net Other Assets and Liabilities — 0.2%	154,702
	Net Assets — 100.0%	$99,557,403

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 99,402,701	$ 99,402,701	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Beverages — 34.3%
6,153	Brown-Forman Corp., Class B	$265,748
2,460	Celsius Holdings, Inc. (a)	140,441
53,338	Coca-Cola (The) Co.	3,394,964
884	Coca-Cola Consolidated, Inc.	959,140
6,441	Constellation Brands, Inc., Class A	1,657,140
38,417	Keurig Dr Pepper, Inc.	1,283,128
25,643	Molson Coors Beverage Co., Class B	1,303,434
25,731	Monster Beverage Corp. (a)	1,285,263
3,815	National Beverage Corp.	195,481
19,362	PepsiCo, Inc.	3,193,375
		13,678,114
	Chemicals — 4.0%
29,908	Corteva, Inc.	1,613,238
	Consumer Staples Distribution & Retail — 2.6%
19,754	US Foods Holding Corp. (a)	1,046,567
	Food Products — 58.4%
60,277	Archer-Daniels-Midland Co.	3,643,745
9,405	Cal-Maine Foods, Inc.	574,739
22,137	Campbell Soup Co.	1,000,371
50,047	Conagra Brands, Inc.	1,422,336
24,940	General Mills, Inc.	1,577,704
8,518	Hershey (The) Co.	1,565,864
26,694	Hormel Foods Corp.	813,900
8,001	Ingredion, Inc.	917,715
26,155	Kellanova	1,508,620
88,340	Kraft Heinz (The) Co.	2,846,315
8,020	Lamb Weston Holdings, Inc.	674,322
973	Lancaster Colony Corp.	183,868
15,800	McCormick & Co., Inc.	1,120,852
43,812	Mondelez International, Inc., Class A	2,867,057
6,720	Post Holdings, Inc. (a)	699,955
5,660	Simply Good Foods (The) Co. (a)	204,496
29,511	Tyson Foods, Inc., Class A	1,686,258
		23,308,117
	Personal Care Products — 0.6%
3,883	BellRing Brands, Inc. (a)	221,875
	Total Common Stocks	39,867,911
	(Cost $45,956,507)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
3,538	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$3,538
	(Cost $3,538)

	Total Investments — 99.9%	39,871,449
	(Cost $45,960,045)
	Net Other Assets and Liabilities — 0.1%	47,201
	Net Assets — 100.0%	$39,918,650

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 39,867,911	$ 39,867,911	$ —	$ —
Money Market Funds	3,538	3,538	—	—
Total Investments	$39,871,449	$39,871,449	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Energy Equipment & Services — 7.1%
21,614	Cactus, Inc., Class A	$1,139,922
109,184	Halliburton Co.	3,688,236
25,843	Helmerich & Payne, Inc.	933,966
51,131	Liberty Energy, Inc.	1,068,127
146,763	Schlumberger N.V.	6,924,278
9,669	Weatherford International PLC (a)	1,183,969
		14,938,498
	Oil, Gas & Consumable Fuels — 92.8%
116,310	APA Corp.	3,424,167
19,016	California Resources Corp.	1,012,032
50,504	Cheniere Energy, Inc.	8,829,614
31,408	Chesapeake Energy Corp.	2,581,424
103,125	Chevron Corp.	16,130,813
12,159	Chord Energy Corp.	2,038,821
47,357	CNX Resources Corp. (a)	1,150,775
139,293	ConocoPhillips	15,932,333
154,973	Coterra Energy, Inc.	4,133,130
30,742	CVR Energy, Inc.	822,963
163,878	Devon Energy Corp.	7,767,817
35,702	Diamondback Energy, Inc.	7,147,183
68,475	EOG Resources, Inc.	8,618,948
100,969	Equitrans Midstream Corp.	1,310,578
149,978	Exxon Mobil Corp.	17,265,467
6,989	Gulfport Energy Corp. (a)	1,055,339
45,279	HF Sinclair Corp.	2,415,182
427,839	Kinder Morgan, Inc.	8,501,161
43,742	Magnolia Oil & Gas Corp., Class A	1,108,422
183,487	Marathon Oil Corp.	5,260,572
86,236	Marathon Petroleum Corp.	14,960,221
32,565	Matador Resources Co.	1,940,874
36,517	Northern Oil & Gas, Inc.	1,357,337
210,810	Occidental Petroleum Corp.	13,287,354
65,904	ONEOK, Inc.	5,374,471
91,623	Ovintiv, Inc.	4,294,370
31,681	PBF Energy, Inc., Class A	1,457,960
153,114	Permian Resources Corp.	2,472,791
54,614	Phillips 66	7,709,858
33,116	Range Resources Corp.	1,110,380
39,425	SM Energy Co.	1,704,343
35,645	Targa Resources Corp.	4,590,363
1,889	Texas Pacific Land Corp. (b)	1,387,036
55,410	Valero Energy Corp.	8,686,072
181,738	Williams (The) Cos., Inc.	7,723,865
		194,564,036
	Total Common Stocks	209,502,534
	(Cost $192,066,671)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
174,753	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	$174,753
	(Cost $174,753)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$329,245	Bank of America Corp., 5.31% (c), dated 06/28/24, due 07/01/24, with a maturity value of $329,391. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/15/24 to 11/15/47. The value of the collateral including accrued interest is $335,830. (d)	329,245
1,000,000	Mizuho Financial Group, Inc., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $1,000,443. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
	Total Repurchase Agreements	1,329,245
	(Cost $1,329,245)

	Total Investments — 100.6%	211,006,532
	(Cost $193,570,669)
	Net Other Assets and Liabilities — (0.6)%	(1,324,455)
	Net Assets — 100.0%	$209,682,077

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,303,329 and the total value of the collateral held by the Fund is $1,329,245.

(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 209,502,534	$ 209,502,534	$ —	$ —
Money Market Funds	174,753	174,753	—	—
Repurchase Agreements	1,329,245	—	1,329,245	—
Total Investments	$211,006,532	$209,677,287	$1,329,245	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 45.7%
8,423	AbbVie, Inc.	$1,444,713
4,456	ACADIA Pharmaceuticals, Inc. (a)	72,410
7,750	Alkermes PLC (a)	186,775
2,708	Amgen, Inc.	846,115
1,883	Arcellx, Inc. (a)	103,923
2,622	Beam Therapeutics, Inc. (a)	61,433
3,417	Biogen, Inc. (a)	792,129
1,200	BioMarin Pharmaceutical, Inc. (a)	98,796
1,107	Blueprint Medicines Corp. (a)	119,313
1,230	CRISPR Therapeutics AG (a)	66,432
1,800	Exact Sciences Corp. (a)	76,050
8,083	Exelixis, Inc. (a)	181,625
10,284	Gilead Sciences, Inc.	705,585
165	GRAIL, Inc. (a)	2,536
6,414	Halozyme Therapeutics, Inc. (a)	335,837
2,317	Ideaya Biosciences, Inc. (a)	81,350
3,567	Incyte Corp. (a)	216,232
2,291	Ionis Pharmaceuticals, Inc. (a)	109,189
649	Krystal Biotech, Inc. (a)	119,182
2,425	Kymera Therapeutics, Inc. (a)	72,386
2,136	Merus N.V. (a)	126,387
2,147	MoonLake Immunotherapeutics (a)	94,404
1,287	Neurocrine Biosciences, Inc. (a)	177,181
1,231	Nuvalent, Inc., Class A (a)	93,384
767	Regeneron Pharmaceuticals, Inc. (a)	806,140
2,385	Rhythm Pharmaceuticals, Inc. (a)	97,928
9,052	Roivant Sciences Ltd. (a)	95,680
810	Sarepta Therapeutics, Inc. (a)	127,980
6,014	TG Therapeutics, Inc. (a)	106,989
2,002	Ultragenyx Pharmaceutical, Inc. (a)	82,282
2,978	United Therapeutics Corp. (a)	948,642
1,762	Vertex Pharmaceuticals, Inc. (a)	825,885
1,344	Viking Therapeutics, Inc. (a)	71,245
		9,346,138
	Health Care Providers & Services — 3.2%
6,621	Cardinal Health, Inc.	650,977
	Life Sciences Tools & Services — 3.8%
1,739	Charles River Laboratories International, Inc. (a)	359,243
991	Illumina, Inc. (a)	103,440
745	Medpace Holdings, Inc. (a)	306,828
		769,511
Shares	Description	Value

	Pharmaceuticals — 47.2%
2,252	Arvinas, Inc. (a)	$59,948
29,220	Bristol-Myers Squibb Co.	1,213,507
10,309	Elanco Animal Health, Inc. (a)	148,759
984	Eli Lilly & Co.	890,894
1,490	Intra-Cellular Therapies, Inc. (a)	102,050
5,472	Jazz Pharmaceuticals PLC (a)	584,027
9,189	Johnson & Johnson	1,343,064
11,663	Merck & Co., Inc.	1,443,879
29,349	Organon & Co.	607,524
9,494	Perrigo Co. PLC	243,806
55,832	Pfizer, Inc.	1,562,179
2,339	Prestige Consumer Healthcare, Inc. (a)	161,040
59,939	Viatris, Inc.	637,152
3,738	Zoetis, Inc.	648,020
		9,645,849
	Total Common Stocks	20,412,475
	(Cost $20,667,415)
MONEY MARKET FUNDS — 0.1%
20,116	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	20,116
	(Cost $20,116)

	Total Investments — 100.0%	20,432,591
	(Cost $20,687,531)
	Net Other Assets and Liabilities — (0.0)%	(926)
	Net Assets — 100.0%	$20,431,665

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 20,412,475	$ 20,412,475	$ —	$ —
Money Market Funds	20,116	20,116	—	—
Total Investments	$20,432,591	$20,432,591	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Electronic Equipment, Instruments & Components — 4.1%
206,379	Avnet, Inc.	$10,626,455
473,924	Coherent Corp. (a)	34,340,533
921,245	Vishay Intertechnology, Inc.	20,543,763
		65,510,751
	Semiconductors & Semiconductor Equipment — 95.9%
169,293	Advanced Micro Devices, Inc. (a)	27,461,018
326,171	Allegro MicroSystems, Inc. (a)	9,211,069
1,798,786	Amkor Technology, Inc.	71,987,416
290,889	Analog Devices, Inc.	66,398,323
553,500	Applied Materials, Inc.	130,620,465
69,939	Axcelis Technologies, Inc. (a)	9,944,626
85,811	Broadcom, Inc.	137,772,135
142,455	Cirrus Logic, Inc. (a)	18,185,805
214,389	Diodes, Inc. (a)	15,421,001
245,734	Entegris, Inc.	33,272,384
162,680	FormFactor, Inc. (a)	9,847,020
2,592,257	Intel Corp.	80,282,199
81,780	KLA Corp.	67,428,428
59,471	Lam Research Corp.	63,327,694
158,739	Lattice Semiconductor Corp. (a)	9,205,275
567,671	Marvell Technology, Inc.	39,680,203
663,161	Microchip Technology, Inc.	60,679,232
39,368	Monolithic Power Systems, Inc.	32,347,898
1,410,616	NVIDIA Corp.	174,267,501
223,435	NXP Semiconductors N.V.	60,124,124
707,024	ON Semiconductor Corp. (a)	48,466,495
46,884	Onto Innovation, Inc. (a)	10,293,851
297,840	Qorvo, Inc. (a)	34,561,354
707,248	QUALCOMM, Inc.	140,869,657
151,804	Rambus, Inc. (a)	8,920,003
531,818	Skyworks Solutions, Inc.	56,681,162
296,008	Teradyne, Inc.	43,895,026
333,463	Texas Instruments, Inc.	64,868,557
		1,526,019,921
	Total Common Stocks	1,591,530,672
	(Cost $1,125,284,601)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
718,541	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	$718,541
	(Cost $718,541)

	Total Investments — 100.0%	1,592,249,213
	(Cost $1,126,003,142)
	Net Other Assets and Liabilities — (0.0)%	(412,116)
	Net Assets — 100.0%	$1,591,837,097

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,591,530,672	$ 1,591,530,672	$ —	$ —
Money Market Funds	718,541	718,541	—	—
Total Investments	$1,592,249,213	$1,592,249,213	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 18.2%
3,350	Expeditors International of Washington, Inc.	$418,046
11,883	FedEx Corp.	3,562,999
19,954	United Parcel Service, Inc., Class B	2,730,705
		6,711,750
	Automobile Components — 5.7%
9,027	Aptiv PLC (a)	635,681
16,729	BorgWarner, Inc.	539,343
1,991	Dorman Products, Inc. (a)	182,137
5,514	Gentex Corp.	185,877
3,467	Lear Corp.	395,966
1,659	Visteon Corp. (a)	177,015
		2,116,019
	Automobiles — 25.0%
237,815	Ford Motor Co.	2,982,200
72,192	General Motors Co.	3,354,040
14,654	Tesla, Inc. (a)	2,899,734
		9,235,974
	Construction & Engineering — 0.6%
6,116	WillScot Mobile Mini Holdings Corp. (a)	230,206
	Distributors — 2.5%
3,715	Genuine Parts Co.	513,859
10,113	LKQ Corp.	420,600
		934,459
	Ground Transportation — 17.5%
1,313	ArcBest Corp.	140,596
38,988	CSX Corp.	1,304,148
3,279	J.B. Hunt Transport Services, Inc.	524,640
987	Landstar System, Inc.	182,082
4,945	Norfolk Southern Corp.	1,061,642
2,806	Old Dominion Freight Line, Inc.	495,540
8,100	Ryder System, Inc.	1,003,428
400	Saia, Inc. (a)	189,716
5,831	Union Pacific Corp.	1,319,322
2,051	XPO, Inc. (a)	217,714
		6,438,828
	Machinery — 7.1%
4,049	Allison Transmission Holdings, Inc.	307,319
2,291	Federal Signal Corp.	191,688
2,050	Oshkosh Corp.	221,810
Shares	Description	Value

	Machinery (Continued)
13,339	PACCAR, Inc.	$1,373,117
3,262	Westinghouse Air Brake Technologies Corp.	515,559
		2,609,493
	Marine Transportation — 1.4%
2,399	Kirby Corp. (a)	287,232
1,762	Matson, Inc.	230,769
		518,001
	Oil, Gas & Consumable Fuels — 0.8%
5,124	International Seaways, Inc.	302,982
	Passenger Airlines — 15.5%
94,337	American Airlines Group, Inc. (a)	1,068,838
34,994	Delta Air Lines, Inc.	1,660,116
4,444	SkyWest, Inc. (a)	364,719
35,894	Southwest Airlines Co.	1,026,927
32,517	United Airlines Holdings, Inc. (a)	1,582,277
		5,702,877
	Trading Companies & Distributors — 5.6%
3,333	FTAI Aviation Ltd.	344,066
2,687	Herc Holdings, Inc.	358,150
2,134	United Rentals, Inc.	1,380,122
		2,082,338
	Total Common Stocks	36,882,927
	(Cost $37,288,527)
MONEY MARKET FUNDS — 0.1%
17,224	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	17,224
	(Cost $17,224)

	Total Investments — 100.0%	36,900,151
	(Cost $37,305,751)
	Net Other Assets and Liabilities — 0.0%	8,760
	Net Assets — 100.0%	$36,908,911

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 36,882,927	$ 36,882,927	$ —	$ —
Money Market Funds	17,224	17,224	—	—
Total Investments	$36,900,151	$36,900,151	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Air Freight & Logistics — 4.8%
1,752	Deutsche Post AG (EUR)	$70,906
269	FedEx Corp.	80,657
491	United Parcel Service, Inc., Class B	67,193
		218,756
	Broadline Retail — 20.4%
982	Alibaba Group Holding Ltd., ADR	70,704
9,260	Allegro.eu S.A. (PLN) (b) (c) (d)	86,719
387	Amazon.com, Inc. (c)	74,788
3,839	Coupang, Inc. (c)	80,427
1,410	eBay, Inc.	75,745
2,711	JD.com, Inc., ADR	70,052
49	MercadoLibre, Inc. (c)	80,527
409	Naspers Ltd., Class N (ZAR)	80,192
650	Next PLC (GBP)	74,245
604	PDD Holdings, Inc., ADR (c)	80,302
2,294	Prosus N.V. (EUR)	81,712
12,800	Rakuten Group, Inc. (JPY) (c)	66,025
		921,438
	Commercial Services & Supplies — 1.6%
1,307	Copart, Inc. (c)	70,787
	Consumer Staples Distribution & Retail — 3.2%
22,192	JD Health International, Inc. (HKD) (b) (c) (d)	60,389
1,218	Walmart, Inc.	82,471
		142,860
	Electronic Equipment, Instruments & Components — 1.7%
246	Zebra Technologies Corp., Class A (c)	75,997
	Financial Services — 8.6%
47	Adyen N.V. (EUR) (b) (c) (d)	56,033
239	Corpay, Inc. (c)	63,672
1,014	Fidelity National Information Services, Inc.	76,415
476	Fiserv, Inc. (c)	70,943
588	Global Payments, Inc.	56,860
1,112	PayPal Holdings, Inc. (c)	64,529
		388,452
	Ground Transportation — 1.5%
960	Uber Technologies, Inc. (c)	69,773
Shares	Description	Value

	Hotels, Restaurants & Leisure — 9.3%
442	Airbnb, Inc., Class A (c)	$67,020
20	Booking Holdings, Inc.	79,230
519	DoorDash, Inc., Class A (c)	56,457
549	Expedia Group, Inc. (c)	69,169
5,505	Meituan, Class B (HKD) (b) (c) (d)	78,320
1,460	Trip.com Group Ltd., ADR (c)	68,620
		418,816
	Industrial REITs — 1.5%
608	Prologis, Inc.	68,285
	Interactive Media & Services — 24.0%
459	Alphabet, Inc., Class A	83,607
8,448	Auto Trader Group PLC (GBP) (b) (d)	85,561
715	Baidu, Inc., ADR (c)	61,833
3,297	CAR Group Ltd. (AUD)	77,530
11,550	Kuaishou Technology (HKD) (b) (c) (d)	68,258
30,900	LY Corp. (JPY)	74,691
140	Meta Platforms, Inc., Class A	70,591
544	NAVER Corp. (KRW)	65,960
2,151	Pinterest, Inc., Class A (c)	94,795
618	REA Group Ltd. (AUD)	81,076
10,908	Rightmove PLC (GBP)	74,045
991	Scout24 SE (EUR) (b) (d)	75,565
4,536	SEEK Ltd. (AUD)	64,634
6,441	Snap, Inc., Class A (c)	106,985
6,796	Yandex N.V., Class A (c) (e) (f) (g)	0
		1,085,131
	IT Services — 1.5%
1,022	Shopify, Inc., Class A (c)	67,503
	Marine Transportation — 4.6%
53	A.P. Moller - Maersk A/S, Class B (DKK)	92,127
65,500	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	114,576
		206,703
	Real Estate Management & Development — 4.6%
789	CoStar Group, Inc. (c)	58,496
5,160	KE Holdings, Inc., ADR	73,014
1,617	Zillow Group, Inc., Class C (c)	75,013
		206,523
	Specialty Retail — 9.3%
914	Best Buy Co., Inc.	77,041
1,016	CarMax, Inc. (c)	74,513
910	Carvana Co. (c)	117,135

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
248	Williams-Sonoma, Inc.	$70,028
3,300	ZOZO, Inc. (JPY)	82,618
		421,335
	Textiles, Apparel & Luxury Goods — 1.4%
209	Lululemon Athletica, Inc. (c)	62,428
	Wireless Telecommunication Services — 1.7%
22,675	Taiwan Mobile Co., Ltd. (TWD)	74,788
	Total Common Stocks	4,499,575
	(Cost $4,606,790)
MONEY MARKET FUNDS — 0.0%
1,277	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (h)	1,277
	(Cost $1,277)

	Total Investments — 99.7%	4,500,852
	(Cost $4,608,067)
	Net Other Assets and Liabilities — 0.3%	11,628
	Net Assets — 100.0%	$4,512,480

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(h)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United States	51.5%
Cayman Islands	14.0
United Kingdom	5.2
Japan	4.9
Australia	4.9
Germany	3.2
Netherlands	3.1
China	2.5
Denmark	2.0
Luxembourg	1.9
South Africa	1.8
Taiwan	1.7
Canada	1.5
South Korea	1.5
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	62.5%
HKD	7.1
EUR	6.3
GBP	5.2
JPY	5.0
AUD	5.0
DKK	2.0
PLN	1.9
ZAR	1.8
TWD	1.7
KRW	1.5
Total	100.0%

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Interactive Media & Services	$ 1,085,131	$ 1,085,131	$ —	$ —**
Other Industry Categories*	3,414,444	3,414,444	—	—
Money Market Funds	1,277	1,277	—	—
Total Investments	$4,500,852	$4,500,852	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Bermuda — 1.0%
254	Credicorp Ltd.	$40,978
132,000	Kunlun Energy Co., Ltd. (HKD)	136,918
		177,896
	Brazil — 8.0%
1,885	Allos S.A. (BRL)	7,122
28,132	Ambev S.A. (BRL)	57,420
11,074	Auren Energia S.A. (BRL)	24,445
13,333	Banco do Brasil S.A. (BRL)	63,706
26,469	Banco Santander Brasil S.A. (BRL)	130,022
23,213	BB Seguridade Participacoes S.A. (BRL)	136,742
21,913	CCR S.A. (BRL)	45,628
1,556	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	20,868
13,640	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	24,131
13,698	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	22,789
2,753	Energisa S.A. (BRL)	22,467
3,273	Engie Brasil Energia S.A. (BRL)	25,932
4,048	Equatorial Energia S.A. (BRL)	22,224
21,793	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	126,350
71,895	Itausa S.A. (Preference Shares) (BRL)	126,296
35,216	Klabin S.A. (BRL)	135,066
1,762	Multiplan Empreendimentos Imobiliarios S.A. (BRL)	7,105
24,134	Porto Seguro S.A. (BRL)	133,620
12,838	Raia Drogasil S.A. (BRL)	58,976
13,605	Rumo S.A. (BRL)	50,428
12,640	Suzano S.A. (BRL)	128,908
1,685	Telefonica Brasil S.A. (BRL)	13,667
4,791	TIM S.A. (BRL)	13,610
3,629	Transmissora Alianca de Energia Eletrica S.A. (BRL)	22,221
7,928	WEG S.A. (BRL)	59,835
		1,479,578
	Cayman Islands — 3.7%
1,086,000	Bosideng International Holdings Ltd. (HKD)	677,268
	Chile — 0.6%
456,244	Banco de Chile (CLP)	50,911
Shares	Description	Value

	Chile (Continued)
7,159	Falabella S.A. (CLP) (c)	$22,069
923	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	37,298
		110,278
	China — 13.5%
274,214	Agricultural Bank of China Ltd., Class H (HKD)	117,284
1,118,000	Air China Ltd., Class H (HKD) (c)	519,697
16,000	Anhui Conch Cement Co., Ltd., Class H (HKD)	38,110
279,930	Bank of China Ltd., Class H (HKD)	138,011
176,094	Bank of Communications Co., Ltd., Class H (HKD)	138,231
106,820	CGN Power Co., Ltd., Class H (HKD) (d) (e)	47,056
217,159	China CITIC Bank Corp., Ltd., Class H (HKD)	139,321
192,027	China Construction Bank Corp., Class H (HKD)	141,886
193,821	China Petroleum & Chemical Corp., Class H (HKD)	125,589
27,936	China Shenhua Energy Co., Ltd., Class H (HKD)	128,607
1,575,002	China Tower Corp., Ltd., Class H (HKD) (d) (e)	203,706
6,598	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (d) (e)	38,317
229,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	136,404
45,535	Nongfu Spring Co., Ltd., Class H (HKD) (d) (e)	216,041
362,325	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	124,347
86,752	PICC Property & Casualty Co., Ltd., Class H (HKD)	107,759
221,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	129,616
		2,489,982
	Czech Republic — 0.3%
781	CEZ A/S (CZK)	29,382
515	Komercni Banka A/S (CZK)	17,228
		46,610
	Egypt — 0.1%
9,575	Commercial International Bank - Egypt (EGP)	15,430

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Hong Kong — 1.6%
43,163	BOC Hong Kong Holdings Ltd. (HKD)	$132,932
82,000	China Everbright Environment Group Ltd. (HKD)	41,163
28,000	China Merchants Port Holdings Co., Ltd. (HKD)	41,664
78,000	China Power International Development Ltd. (HKD)	40,453
14,000	China Resources Power Holdings Co., Ltd. (HKD)	42,937
		299,149
	Hungary — 0.4%
1,165	OTP Bank Nyrt (HUF)	57,885
631	Richter Gedeon Nyrt (HUF)	16,391
		74,276
	India — 36.1%
8,683	Asian Paints Ltd. (INR)	303,747
27,434	Axis Bank Ltd. (INR)	416,260
17,477	Bajaj Finserv Ltd. (INR)	332,857
8,746	Bata India Ltd. (INR)	158,768
16,874	Bharti Airtel Ltd. (INR)	292,213
397	Bosch Ltd. (INR)	162,273
1,792	Britannia Industries Ltd. (INR) (c)	117,670
16,821	Dabur India Ltd. (INR)	121,174
2,600	Dr. Reddy’s Laboratories Ltd. (INR)	199,623
10,807	Grasim Industries Ltd. (INR)	346,090
19,842	HDFC Bank Ltd. (INR)	400,659
3,886	Hindustan Unilever Ltd. (INR)	115,248
26,277	ICICI Bank Ltd. (INR)	378,017
20,543	ITC Ltd. (INR)	104,677
16,090	Kotak Mahindra Bank Ltd. (INR)	347,801
947	Maruti Suzuki India Ltd. (INR)	136,664
89	MRF Ltd. (INR)	138,172
3,356	Nestle India Ltd. (INR)	102,693
8,008	Pidilite Industries Ltd. (INR)	303,365
15,229	Reliance Industries Ltd. (INR)	571,776
38,186	State Bank of India (INR)	388,763
9,880	Sun Pharmaceutical Industries Ltd. (INR)	180,195
11,675	Tata Consultancy Services Ltd. (INR)	546,616
3,138	Titan Co., Ltd. (INR)	128,105
2,535	UltraTech Cement Ltd. (INR)	354,707
		6,648,133
	Indonesia — 2.6%
93,551	Adaro Energy Indonesia Tbk PT (IDR)	15,939
Shares	Description	Value

	Indonesia (Continued)
102,627	Aneka Tambang Tbk (IDR)	$7,834
97,897	Astra International Tbk PT (IDR)	26,664
159,252	Bank Central Asia Tbk PT (IDR)	96,524
221,305	Bank Mandiri Persero Tbk PT (IDR)	83,116
271,943	Bank Negara Indonesia Persero Tbk PT (IDR)	77,390
265,200	Bank Rakyat Indonesia Persero Tbk PT (IDR)	74,499
174,038	Barito Pacific Tbk PT (IDR)	10,522
203,487	Berkah Beton Sadaya Tbk PT (IDR) (c)	124
4,532,172	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	13,839
72,019	Merdeka Copper Gold Tbk PT (IDR) (c)	10,467
255,040	Telkom Indonesia Persero Tbk PT (IDR)	48,750
6,792	United Tractors Tbk PT (IDR)	9,115
		474,783
	Luxembourg — 0.1%
1,592	Allegro.eu S.A. (PLN) (c) (d) (e)	14,909
	Malaysia — 2.2%
38,700	AMMB Holdings Bhd (MYR)	35,193
24,400	CIMB Group Holdings Bhd (MYR)	35,171
15,800	Dialog Group Bhd (MYR)	8,005
8,700	Gamuda Bhd (MYR)	12,135
10,300	Genting Bhd (MYR)	10,284
17,800	Genting Malaysia Bhd (MYR)	9,622
10,200	IHH Healthcare Bhd (MYR)	13,622
12,200	Inari Amertron Bhd (MYR)	9,569
16,700	Malayan Banking Bhd (MYR)	35,258
4,600	Malaysia Airports Holdings Bhd (MYR)	9,653
47,800	Press Metal Aluminium Holdings Bhd (MYR)	58,363
38,400	Public Bank Bhd (MYR)	32,722
28,600	RHB Bank Bhd (MYR)	33,404
18,600	Sime Darby Bhd (MYR)	10,330
13,100	Sunway Bhd (MYR)	10,025
16,200	Telekom Malaysia Bhd (MYR)	23,214
6,900	Tenaga Nasional Bhd (MYR)	20,155
29,800	YTL Corp. Bhd (MYR)	21,793
20,200	YTL Power International Bhd (MYR)	20,639
		409,157
	Mexico — 6.1%
13,128	Alsea S.A.B. de C.V. (MXN)	45,638
173,662	America Movil S.A.B. de C.V., Series B (MXN)	147,795

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
4,942	Arca Continental S.A.B. de C.V. (MXN)	$48,464
15,498	Banco del Bajio S.A. (MXN) (d) (e)	47,023
59,508	Cemex S.A.B. de C.V., Series CPO (MXN)	38,089
5,591	Coca-Cola Femsa S.A.B. de C.V. (MXN)	47,940
4,929	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	14,745
11,582	Fibra Uno Administracion S.A. de C.V. (MXN)	14,231
4,159	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	44,745
2,886	Gruma S.A.B. de C.V., Class B (MXN)	52,655
5,342	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	45,306
3,269	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	51,135
1,665	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	50,128
11,428	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	40,359
5,894	Grupo Carso S.A.B. de C.V., Series A1 (MXN)	40,515
5,694	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	44,369
19,642	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN) (c)	46,671
17,224	Grupo Mexico S.A.B. de C.V., Series B (MXN)	92,649
23,232	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	40,191
4,395	Prologis Property Mexico S.A. de C.V. (MXN)	14,361
5,192	Qualitas Controladora S.A.B. de C.V. (MXN)	52,769
6,135	Regional S.A.B. de C.V. (MXN)	45,780
16,063	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	54,664
		1,120,222
	Netherlands — 0.1%
1,558	NEPI Rockcastle N.V. (ZAR)	11,250
Shares	Description	Value

	Netherlands (Continued)
2,925	Pepco Group N.V. (PLN) (c) (e)	$15,229
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		26,479
	Philippines — 1.5%
68,610	Ayala Land, Inc. (PHP)	33,363
17,470	Bank of the Philippine Islands (PHP)	35,501
13,354	BDO Unibank, Inc. (PHP)	29,210
11,830	International Container Terminal Services, Inc. (PHP)	70,606
4,700	SM Investments Corp. (PHP)	66,600
67,600	SM Prime Holdings, Inc. (PHP)	32,642
		267,922
	Poland — 1.5%
1,060	Alior Bank S.A. (PLN)	26,950
571	Bank Polska Kasa Opieki S.A. (PLN)	23,829
38	Budimex S.A. (PLN)	6,579
450	CD Projekt S.A. (PLN)	15,532
232	Dino Polska S.A. (PLN) (c) (d) (e)	23,409
551	KGHM Polska Miedz S.A. (PLN)	20,579
3	LPP S.A. (PLN)	12,736
140	mBank S.A. (PLN) (c)	22,153
2,527	ORLEN S.A. (PLN)	42,491
1,750	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	27,352
2,127	Powszechny Zaklad Ubezpieczen S.A. (PLN)	27,232
182	Santander Bank Polska S.A. (PLN)	24,468
		273,310
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
4,700	MMC Norilsk Nickel PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Russia (Continued)
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	$0
85	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema PJSFC (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	Singapore — 0.2%
4,300	BOC Aviation Ltd. (HKD) (d) (e)	30,836
	South Africa — 4.5%
4,263	Absa Group Ltd. (ZAR)	37,127
1,446	Aspen Pharmacare Holdings Ltd. (ZAR)	18,543
939	Bid Corp., Ltd. (ZAR)	21,928
1,136	Bidvest Group (The) Ltd. (ZAR)	17,760
301	Capitec Bank Holdings Ltd. (ZAR)	43,494
1,464	Clicks Group Ltd. (ZAR)	27,710
5,234	Discovery Ltd. (ZAR)	38,748
811	Exxaro Resources Ltd. (ZAR)	7,934
10,229	FirstRand Ltd. (ZAR)	43,235
2,050	Gold Fields Ltd. (ZAR)	30,808
18,099	Growthpoint Properties Ltd. (ZAR)	12,117
3,942	Harmony Gold Mining Co., Ltd. (ZAR)	36,411
1,433	Mr Price Group Ltd. (ZAR)	16,219
6,653	MTN Group Ltd. (ZAR)	31,060
720	Naspers Ltd., Class N (ZAR)	141,169
2,761	Nedbank Group Ltd. (ZAR)	38,912
5,516	Northam Platinum Holdings Ltd. (ZAR)	38,595
53,739	Old Mutual Ltd. (ZAR)	36,596
5,171	Remgro Ltd. (ZAR)	38,679
9,100	Sanlam Ltd. (ZAR)	40,474
4,255	Sasol Ltd. (ZAR)	32,298
1,752	Shoprite Holdings Ltd. (ZAR)	27,351
3,409	Standard Bank Group Ltd. (ZAR)	39,500
4,205	Woolworths Holdings Ltd. (ZAR)	14,279
		830,947
	Taiwan — 10.6%
40,139	Cathay Financial Holding Co., Ltd. (TWD)	72,999
Shares	Description	Value

	Taiwan (Continued)
106,708	Chang Hwa Commercial Bank Ltd. (TWD)	$60,687
72,870	China Steel Corp. (TWD)	51,887
16,971	Chunghwa Telecom Co., Ltd. (TWD)	65,652
71,661	E.Sun Financial Holding Co., Ltd. (TWD)	63,065
26,238	Far EasTone Telecommunications Co., Ltd. (TWD)	68,018
70,497	First Financial Holding Co., Ltd. (TWD)	61,063
31,551	Formosa Chemicals & Fibre Corp. (TWD)	49,017
100,788	Formosa Plastics Corp. (TWD)	178,639
28,017	Fubon Financial Holding Co., Ltd. (TWD)	68,485
84,352	Hua Nan Financial Holdings Co., Ltd. (TWD)	68,643
48,157	Mega Financial Holding Co., Ltd. (TWD)	59,971
165,115	Pou Chen Corp. (TWD)	178,137
5,969	President Chain Store Corp. (TWD)	50,322
40,388	Shanghai Commercial & Savings Bank Ltd. (The) (TWD)	57,330
241,977	Shin Kong Financial Holding Co., Ltd. (TWD) (c)	73,395
90,197	SinoPac Financial Holdings Co., Ltd. (TWD)	70,619
47,715	TA Chen Stainless Pipe (TWD)	52,802
108,486	Taishin Financial Holding Co., Ltd. (TWD)	63,035
120,914	Taiwan Business Bank (TWD)	67,834
74,533	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	59,734
20,761	Taiwan Mobile Co., Ltd. (TWD)	68,475
215,996	TCC Group Holdings (TWD)	227,704
20,526	Uni-President Enterprises Corp. (TWD)	51,439
64,235	Yuanta Financial Holding Co., Ltd. (TWD)	63,460
		1,952,412
	Thailand — 3.4%
4,800	Advanced Info Service PCL (THB)	27,337
15,800	Airports of Thailand PCL (THB)	24,864
6,400	Bangkok Bank PCL (THB)	22,759
44,400	Bangkok Dusit Medical Services PCL (THB)	32,365
127,600	Bangkok Expressway & Metro PCL (THB)	26,600

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand (Continued)
5,700	Bumrungrad Hospital PCL (THB)	$38,365
11,800	Central Pattana PCL (THB)	17,765
46,900	Charoen Pokphand Foods PCL (THB) (c)	29,267
15,800	CP ALL PCL (THB)	23,680
34,000	Gulf Energy Development PCL (THB) (e)	37,523
92,500	Home Product Center PCL (THB)	23,316
14,300	Intouch Holdings PCL (THB)	27,862
7,100	Kasikornbank PCL (THB)	24,281
52,000	Krung Thai Bank PCL (THB)	24,230
100,200	Land & Houses PCL (THB)	16,109
29,500	Minor International PCL (THB)	24,116
5,600	PTT Exploration & Production PCL (THB)	23,195
47,600	PTT Oil & Retail Business PCL (THB) (d) (e)	20,753
25,100	PTT PCL (THB)	22,229
7,800	SCB X PCL (THB)	21,892
4,000	Siam Cement (The) PCL (THB)	24,525
65,500	Thai Beverage PCL (SGD)	21,737
14,300	Thai Oil PCL (THB)	20,653
8,900	Tisco Financial Group PCL (THB)	23,161
485,700	TMBThanachart Bank PCL (THB)	22,632
		621,216
	Turkey — 1.9%
11,368	Akbank T.A.S. (TRY)	22,298
2,124	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	16,072
2,617	Arcelik A/S (TRY)	13,977
4,316	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	7,745
900	BIM Birlesik Magazalar A/S (TRY)	15,021
562	Coca-Cola Icecek A/S (TRY)	14,216
1,142	Enerjisa Enerji A/S (TRY) (d) (e)	2,373
6,958	Enka Insaat ve Sanayi A/S (TRY)	8,770
6,917	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	11,280
342	Ford Otomotiv Sanayi A/S (TRY)	11,772
6,446	Haci Omer Sabanci Holding A/S (TRY)	19,049
4,583	KOC Holding A/S (TRY)	31,831
Shares	Description	Value

	Turkey (Continued)
12,563	Koza Altin Isletmeleri A/S (TRY)	$8,202
782	Migros Ticaret A/S (TRY)	12,692
4,002	Oyak Cimento Fabrikalari A/S (TRY) (c)	7,666
2,326	Pegasus Hava Tasimaciligi A/S (TRY) (c)	16,233
6,843	Sasa Polyester Sanayi A/S (TRY) (c)	9,195
1,398	Tofas Turk Otomobil Fabrikasi A/S (TRY)	14,556
1,301	Turk Hava Yollari AO (TRY) (c)	12,301
245	Turk Traktor ve Ziraat Makineleri A/S (TRY)	7,000
5,746	Turkcell Iletisim Hizmetleri A/S (TRY)	17,702
46,690	Turkiye Is Bankasi A/S, Class C (TRY)	22,662
5,158	Turkiye Petrol Rafinerileri A/S (TRY)	26,142
5,236	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	8,049
19,451	Yapi ve Kredi Bankasi A/S (TRY)	20,133
		356,937
	Total Common Stocks	18,397,730
	(Cost $16,989,501)
MONEY MARKET FUNDS — 0.3%
63,946	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	63,946
	(Cost $63,946)

	Total Investments — 100.3%	18,461,676
	(Cost $17,053,447)
	Net Other Assets and Liabilities — (0.3)%	(59,536)
	Net Assets — 100.0%	$18,402,140

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
EGP	– Egyptian Pound
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Long-Term Investments
Financials	37.6%
Materials	14.2
Consumer Discretionary	11.1
Consumer Staples	8.5
Industrials	7.5
Communication Services	5.8
Energy	5.4
Utilities	3.2
Information Technology	3.0
Health Care	2.7
Real Estate	1.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
INR	36.0%
HKD	19.7
TWD	10.6
BRL	8.0
MXN	6.1
ZAR	4.6
THB	3.2
IDR	2.6
MYR	2.2
TRY	1.9
PLN	1.6
PHP	1.5
CLP	0.6
USD	0.5
HUF	0.4
CZK	0.3
SGD	0.1
EGP	0.1
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 26,479	$ 26,479	$ —	$ —**
Russia	—**	—	—	—**
Thailand	621,216	21,737	599,479	—
Other Country Categories*	17,750,035	17,750,035	—	—
Money Market Funds	63,946	63,946	—	—
Total Investments	$18,461,676	$17,862,197	$599,479	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 4.7%
1,147	General Dynamics Corp.	$332,791
1,194	Lockheed Martin Corp.	557,717
		890,508
	Air Freight & Logistics — 1.6%
2,219	United Parcel Service, Inc., Class B	303,670
	Beverages — 1.3%
4,031	Coca-Cola (The) Co.	256,573
	Capital Markets — 7.1%
1,569	Ameriprise Financial, Inc.	670,261
243	BlackRock, Inc.	191,319
1,345	Blackstone, Inc.	166,511
1,627	CME Group, Inc.	319,868
		1,347,959
	Chemicals — 4.2%
10,828	Dow, Inc.	574,426
717	Sherwin-Williams (The) Co.	213,974
		788,400
	Consumer Staples Distribution & Retail — 1.4%
304	Costco Wholesale Corp.	258,397
	Energy Equipment & Services — 1.1%
4,357	Schlumberger N.V.	205,563
	Financial Services — 2.0%
358	Mastercard, Inc., Class A	157,935
818	Visa, Inc., Class A	214,701
		372,636
	Food Products — 2.3%
6,813	General Mills, Inc.	430,990
	Ground Transportation — 3.4%
12,469	CSX Corp.	417,088
1,038	Union Pacific Corp.	234,858
		651,946
	Health Care Equipment & Supplies — 1.6%
2,465	Abbott Laboratories	256,138
981	Solventum Corp. (a)	51,875
		308,013
	Health Care Providers & Services — 3.8%
849	HCA Healthcare, Inc.	272,767
769	McKesson Corp.	449,127
		721,894
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.4%
1,230	Marriott International, Inc., Class A	$297,377
621	McDonald’s Corp.	158,256
		455,633
	Household Products — 3.4%
3,457	Colgate-Palmolive Co.	335,467
1,821	Procter & Gamble (The) Co.	300,320
		635,787
	Industrial Conglomerates — 2.1%
3,926	3M Co.	401,198
	Insurance — 17.2%
7,164	Aflac, Inc.	639,817
980	Aon PLC, Class A	287,708
1,199	Chubb Ltd.	305,841
8,445	MetLife, Inc.	592,754
10,197	Principal Financial Group, Inc.	799,955
5,404	Prudential Financial, Inc.	633,295
		3,259,370
	Interactive Media & Services — 1.1%
1,199	Alphabet, Inc., Class A	218,398
	IT Services — 0.7%
412	Accenture PLC, Class A	125,005
	Machinery — 1.6%
886	Caterpillar, Inc.	295,127
	Media — 5.2%
1,297	Charter Communications, Inc., Class A (a)	387,751
15,430	Comcast Corp., Class A	604,239
		991,990
	Oil, Gas & Consumable Fuels — 3.3%
4,981	EOG Resources, Inc.	626,958
	Pharmaceuticals — 3.3%
3,603	Johnson & Johnson	526,614
746	Merck & Co., Inc.	92,355
		618,969
	Professional Services — 1.2%
939	Automatic Data Processing, Inc.	224,130
	Semiconductors & Semiconductor Equipment — 5.0%
734	Applied Materials, Inc.	173,217
310	KLA Corp.	255,598
260	Lam Research Corp.	276,861
1,233	QUALCOMM, Inc.	245,589
		951,265

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 3.3%
876	Home Depot (The), Inc.	$301,554
1,485	Lowe’s Cos., Inc.	327,383
		628,937
	Technology Hardware, Storage & Peripherals — 10.4%
1,635	Apple, Inc.	344,364
5,631	Dell Technologies, Inc., Class C	776,571
24,264	HP, Inc.	849,725
		1,970,660
	Tobacco — 5.1%
21,319	Altria Group, Inc.	971,080
	Total Common Stocks	18,911,056
	(Cost $18,100,696)
MONEY MARKET FUNDS — 0.1%
7,716	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	7,716
	(Cost $7,716)

	Total Investments — 99.9%	18,918,772
	(Cost $18,108,412)
	Net Other Assets and Liabilities — 0.1%	25,579
	Net Assets — 100.0%	$18,944,351

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,911,056	$ 18,911,056	$ —	$ —
Money Market Funds	7,716	7,716	—	—
Total Investments	$18,918,772	$18,918,772	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
707	L3Harris Technologies, Inc.	$158,778
406	Lockheed Martin Corp.	189,643
		348,421
	Air Freight & Logistics — 1.6%
3,071	C.H. Robinson Worldwide, Inc.	270,617
1,986	United Parcel Service, Inc., Class B	271,784
		542,401
	Banks — 1.2%
2,798	M&T Bank Corp.	423,505
	Biotechnology — 1.4%
2,799	AbbVie, Inc.	480,085
	Capital Markets — 5.3%
367	BlackRock, Inc.	288,946
1,133	CME Group, Inc.	222,748
20,012	Franklin Resources, Inc.	447,268
4,605	Northern Trust Corp.	386,728
4,176	T. Rowe Price Group, Inc.	481,535
		1,827,225
	Chemicals — 1.6%
577	Air Products and Chemicals, Inc.	148,895
1,411	CF Industries Holdings, Inc.	104,583
1,540	Eastman Chemical Co.	150,874
2,864	FMC Corp.	164,823
		569,175
	Containers & Packaging — 0.8%
26,999	Amcor PLC	264,050
	Distributors — 1.3%
2,275	Genuine Parts Co.	314,678
419	Pool Corp.	128,771
		443,449
	Diversified Telecommunication Services — 3.6%
30,081	Verizon Communications, Inc.	1,240,540
	Electric Utilities — 2.2%
1,320	American Electric Power Co., Inc.	115,817
1,720	Edison International	123,513
1,102	Entergy Corp.	117,914
2,545	Evergy, Inc.	134,809
2,190	Eversource Energy	124,195
1,746	Pinnacle West Capital Corp.	133,359
		749,607
	Electrical Equipment — 0.4%
1,137	Emerson Electric Co.	125,252
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 7.3%
4,826	Amphenol Corp., Class A	$325,128
38,949	Corning, Inc.	1,513,169
4,517	TE Connectivity Ltd.	679,492
		2,517,789
	Food Products — 3.2%
9,638	Conagra Brands, Inc.	273,912
3,039	General Mills, Inc.	192,247
5,881	Hormel Foods Corp.	179,312
4,291	Kellanova	247,505
3,492	Tyson Foods, Inc., Class A	199,533
		1,092,509
	Ground Transportation — 0.7%
583	Norfolk Southern Corp.	125,164
603	Union Pacific Corp.	136,435
		261,599
	Health Care Equipment & Supplies — 2.6%
2,508	Abbott Laboratories	260,606
913	Becton Dickinson & Co.	213,377
5,430	Medtronic PLC	427,396
		901,379
	Health Care Providers & Services — 4.0%
2,413	Cardinal Health, Inc.	237,246
609	Cigna Group (The)	201,317
6,786	CVS Health Corp.	400,781
2,298	Quest Diagnostics, Inc.	314,550
436	UnitedHealth Group, Inc.	222,038
		1,375,932
	Hotels, Restaurants & Leisure — 0.9%
1,232	McDonald’s Corp.	313,963
	Household Durables — 1.4%
2,035	Garmin Ltd.	331,542
1,075	Lennar Corp., Class A	161,110
		492,652
	Household Products — 0.7%
1,770	Kimberly-Clark Corp.	244,614
	Insurance — 6.3%
3,196	Aflac, Inc.	285,435
2,481	Cincinnati Financial Corp.	293,006
549	Everest Group Ltd.	209,180
4,466	MetLife, Inc.	313,468
4,508	Principal Financial Group, Inc.	353,653
4,542	Prudential Financial, Inc.	532,277
932	Travelers (The) Cos., Inc.	189,513
		2,176,532

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 4.9%
1,698	Accenture PLC, Class A	$515,190
6,898	International Business Machines Corp.	1,193,009
		1,708,199
	Leisure Products — 2.1%
12,264	Hasbro, Inc.	717,444
	Machinery — 1.8%
525	Cummins, Inc.	145,388
561	Illinois Tool Works, Inc.	132,935
624	Snap-on, Inc.	163,107
2,458	Stanley Black & Decker, Inc.	196,370
		637,800
	Media — 5.1%
13,351	Comcast Corp., Class A	522,825
24,591	Interpublic Group of (The) Cos., Inc.	715,352
5,786	Omnicom Group, Inc.	519,005
		1,757,182
	Oil, Gas & Consumable Fuels — 3.7%
1,872	Chevron Corp.	292,818
7,900	Coterra Energy, Inc.	210,693
1,558	EOG Resources, Inc.	196,105
1,992	Exxon Mobil Corp.	229,319
4,534	ONEOK, Inc.	369,748
		1,298,683
	Personal Care Products — 0.6%
12,280	Kenvue, Inc.	223,250
	Pharmaceuticals — 3.6%
12,591	Bristol-Myers Squibb Co.	522,904
2,804	Johnson & Johnson	409,833
2,564	Merck & Co., Inc.	317,423
		1,250,160
	Professional Services — 1.0%
612	Automatic Data Processing, Inc.	146,078
1,607	Paychex, Inc.	190,526
		336,604
	Residential REITs — 1.2%
589	AvalonBay Communities, Inc.	121,858
501	Essex Property Trust, Inc.	136,372
1,063	Mid-America Apartment Communities, Inc.	151,595
		409,825
	Retail REITs — 0.9%
1,259	Federal Realty Investment Trust	127,121
3,238	Realty Income Corp.	171,031
		298,152
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 11.8%
3,540	Analog Devices, Inc.	$808,040
463	KLA Corp.	381,748
8,413	Microchip Technology, Inc.	769,790
4,234	QUALCOMM, Inc.	843,328
6,519	Texas Instruments, Inc.	1,268,141
		4,071,047
	Software — 0.8%
632	Microsoft Corp.	282,472
	Specialized REITs — 0.3%
742	Digital Realty Trust, Inc.	112,821
	Specialty Retail — 3.8%
8,792	Best Buy Co., Inc.	741,078
996	Home Depot (The), Inc.	342,863
1,064	Lowe’s Cos., Inc.	234,569
		1,318,510
	Technology Hardware, Storage & Peripherals — 8.7%
62,980	Hewlett Packard Enterprise Co.	1,333,287
47,646	HP, Inc.	1,668,563
		3,001,850
	Textiles, Apparel & Luxury Goods — 0.5%
2,411	NIKE, Inc., Class B	181,717
	Tobacco — 1.1%
3,708	Philip Morris International, Inc.	375,732
	Trading Companies & Distributors — 0.4%
2,019	Fastenal Co.	126,874
	Total Common Stocks	34,499,001
	(Cost $32,051,603)
MONEY MARKET FUNDS — 0.0%
11,103	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (a)	11,103
	(Cost $11,103)

	Total Investments — 99.8%	34,510,104
	(Cost $32,062,706)
	Net Other Assets and Liabilities — 0.2%	58,251
	Net Assets — 100.0%	$34,568,355

(a)	Rate shown reflects yield as of June 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 34,499,001	$ 34,499,001	$ —	$ —
Money Market Funds	11,103	11,103	—	—
Total Investments	$34,510,104	$34,510,104	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.9%
640	Curtiss-Wright Corp.	$173,427
562	Huntington Ingalls Industries, Inc.	138,438
		311,865
	Air Freight & Logistics — 1.0%
1,346	Expeditors International of Washington, Inc.	167,967
	Banks — 5.4%
1,571	City Holding Co.	166,919
3,077	Commerce Bancshares, Inc.	171,635
9,332	First BanCorp	170,682
2,916	International Bancshares Corp.	166,824
3,243	Pathward Financial, Inc.	183,457
		859,517
	Beverages — 2.5%
193	Coca-Cola Consolidated, Inc.	209,405
3,695	National Beverage Corp.	189,332
		398,737
	Biotechnology — 1.4%
713	United Therapeutics Corp. (a)	227,126
	Broadline Retail — 1.0%
3,101	eBay, Inc.	166,586
	Building Products — 2.9%
1,830	A.O. Smith Corp.	149,657
1,215	Allegion PLC	143,552
418	Carlisle Cos., Inc.	169,378
		462,587
	Capital Markets — 13.4%
3,576	Artisan Partners Asset Management, Inc., Class A	147,582
891	Cboe Global Markets, Inc.	151,524
850	Evercore, Inc., Class A	177,166
360	FactSet Research Systems, Inc.	146,977
4,672	Federated Hermes, Inc.	153,615
1,452	Hamilton Lane, Inc., Class A	179,438
1,277	Houlihan Lokey, Inc.	172,216
1,465	Interactive Brokers Group, Inc., Class A	179,609
620	LPL Financial Holdings, Inc.	173,166
1,736	PJT Partners, Inc., Class A	187,332
2,276	SEI Investments Co.	147,234
3,662	TPG, Inc.	151,790
17,811	WisdomTree, Inc.	176,507
		2,144,156
	Chemicals — 3.7%
1,775	Cabot Corp.	163,105
1,967	CF Industries Holdings, Inc.	145,794
Shares	Description	Value

	Chemicals (Continued)
258	NewMarket Corp.	$133,017
1,376	RPM International, Inc.	148,168
		590,084
	Commercial Services & Supplies — 4.5%
2,761	Brady Corp., Class A	182,281
813	Clean Harbors, Inc. (a)	183,860
3,537	Rollins, Inc.	172,570
886	Tetra Tech, Inc.	181,170
		719,881
	Communications Equipment — 0.9%
863	F5, Inc. (a)	148,634
	Consumer Staples Distribution & Retail — 2.6%
514	Casey’s General Stores, Inc.	196,122
2,539	Sprouts Farmers Market, Inc. (a)	212,413
		408,535
	Containers & Packaging — 2.0%
733	Avery Dennison Corp.	160,270
862	Packaging Corp. of America	157,367
		317,637
	Distributors — 0.9%
1,057	Genuine Parts Co.	146,204
	Diversified Consumer Services — 4.5%
5,024	Frontdoor, Inc. (a)	169,761
1,202	Grand Canyon Education, Inc. (a)	168,172
9,321	Perdoceo Education Corp.	199,656
2,596	Stride, Inc. (a)	183,018
		720,607
	Electrical Equipment — 0.9%
394	Hubbell, Inc.	143,999
	Electronic Equipment, Instruments & Components — 2.1%
2,644	Crane NXT Co.	162,394
882	Insight Enterprises, Inc. (a)	174,954
		337,348
	Financial Services — 1.6%
530	Corpay, Inc. (a)	141,197
689	WEX, Inc. (a)	122,050
		263,247
	Food Products — 2.0%
1,401	Ingredion, Inc.	160,694
2,857	Kellanova	164,792
		325,486

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 1.0%
849	Landstar System, Inc.	$156,624
	Health Care Providers & Services — 4.5%
255	Chemed Corp.	138,358
622	CorVel Corp. (a)	158,156
1,316	Ensign Group (The), Inc.	162,776
398	Molina Healthcare, Inc. (a)	118,325
5,920	Patterson Cos., Inc.	142,791
		720,406
	Hotels, Restaurants & Leisure — 2.1%
979	Darden Restaurants, Inc.	148,142
1,060	Texas Roadhouse, Inc.	182,013
		330,155
	Household Products — 0.9%
1,069	Clorox (The) Co.	145,886
	Insurance — 7.5%
1,199	American Financial Group, Inc.	147,501
1,870	Brown & Brown, Inc.	167,197
1,318	Cincinnati Financial Corp.	155,656
412	Everest Group Ltd.	156,980
1,407	Globe Life, Inc.	115,768
647	Primerica, Inc.	153,067
696	RenaissanceRe Holdings Ltd.	155,563
1,862	W.R. Berkley Corp.	146,316
		1,198,048
	Machinery — 12.0%
1,361	AGCO Corp.	133,215
2,192	Donaldson Co., Inc.	156,859
924	Dover Corp.	166,736
4,590	Enerpac Tool Group Corp.	175,246
1,751	Graco, Inc.	138,819
671	IDEX Corp.	135,005
1,203	ITT, Inc.	155,404
641	Lincoln Electric Holdings, Inc.	120,918
3,035	Mueller Industries, Inc.	172,813
596	Nordson Corp.	138,236
1,313	Oshkosh Corp.	142,067
553	Snap-on, Inc.	144,549
770	Watts Water Technologies, Inc., Class A	141,195
		1,921,062
	Media — 0.9%
1,692	Omnicom Group, Inc.	151,772
	Metals & Mining — 1.8%
490	Reliance, Inc.	139,944
1,104	Steel Dynamics, Inc.	142,968
		282,912
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 2.9%
1,843	Chesapeake Energy Corp.	$151,476
918	Chord Energy Corp.	153,930
6,308	Magnolia Oil & Gas Corp., Class A	159,845
		465,251
	Professional Services — 1.8%
4,968	Genpact Ltd.	159,920
2,065	Robert Half, Inc.	132,119
		292,039
	Semiconductors & Semiconductor Equipment — 1.0%
1,511	Skyworks Solutions, Inc.	161,042
	Software — 3.2%
1,537	InterDigital, Inc.	179,153
654	Manhattan Associates, Inc. (a)	161,329
3,070	Progress Software Corp.	166,578
		507,060
	Specialty Retail — 2.2%
1,995	Best Buy Co., Inc.	168,159
390	Murphy USA, Inc.	183,089
		351,248
	Textiles, Apparel & Luxury Goods — 1.0%
3,871	Steven Madden Ltd.	163,743
	Trading Companies & Distributors — 1.8%
829	Applied Industrial Technologies, Inc.	160,826
3,058	Rush Enterprises, Inc., Class A	128,038
		288,864
	Total Common Stocks	15,996,315
	(Cost $15,568,863)
MONEY MARKET FUNDS — 0.1%
10,000	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (b)	10,000
	(Cost $10,000)

	Total Investments — 99.9%	16,006,315
	(Cost $15,578,863)
	Net Other Assets and Liabilities — 0.1%	12,535
	Net Assets — 100.0%	$16,018,850

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of June 30, 2024.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 15,996,315	$ 15,996,315	$ —	$ —
Money Market Funds	10,000	10,000	—	—
Total Investments	$16,006,315	$16,006,315	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
2,350	Cadre Holdings, Inc.	$78,866
	Air Freight & Logistics — 0.5%
2,735	Forward Air Corp.	52,074
1,968	Hub Group, Inc., Class A	84,723
		136,797
	Automobile Components — 1.3%
7,095	Dana, Inc.	85,991
732	LCI Industries	75,674
712	Patrick Industries, Inc.	77,288
2,345	Phinia, Inc.	92,299
		331,252
	Automobiles — 0.3%
1,218	Winnebago Industries, Inc.	66,016
	Banks — 11.4%
935	1st Source Corp.	50,135
2,279	Associated Banc-Corp.	48,201
1,388	Atlantic Union Bankshares Corp.	45,596
3,223	Banc of California, Inc.	41,190
557	BancFirst Corp.	48,849
786	Bank of Hawaii Corp.	44,967
1,751	BankUnited, Inc.	51,252
1,021	Banner Corp.	50,682
2,139	Berkshire Hills Bancorp, Inc.	48,769
1,296	Cathay General Bancorp	48,885
470	City Holding Co.	49,938
1,021	Community Financial System, Inc.	48,201
2,748	CVB Financial Corp.	47,376
3,557	Eastern Bankshares, Inc.	49,727
1,209	Enterprise Financial Services Corp.	49,460
1,302	FB Financial Corp.	50,817
1,357	First Bancorp	43,315
2,795	First BanCorp	51,121
2,038	First Busey Corp.	49,340
3,521	First Commonwealth Financial Corp.	48,625
2,186	First Financial Bancorp	48,573
2,232	First Hawaiian, Inc.	46,336
1,802	First Interstate BancSystem, Inc., Class A	50,042
1,405	First Merchants Corp.	46,772
3,085	Fulton Financial Corp.	52,383
1,395	Heartland Financial USA, Inc.	62,008
1,565	Hilltop Holdings, Inc.	48,953
4,259	Hope Bancorp, Inc.	45,742
942	Independent Bank Corp.	47,778
1,074	Independent Bank Group, Inc.	48,888
Shares	Description	Value

	Banks (Continued)
873	International Bancshares Corp.	$49,944
739	Lakeland Financial Corp.	45,463
1,181	Live Oak Bancshares, Inc.	41,406
1,359	National Bank Holdings Corp., Class A	53,069
1,336	NBT Bancorp, Inc.	51,570
570	Nicolet Bankshares, Inc.	47,333
4,208	Northwest Bancshares, Inc.	48,602
2,987	OceanFirst Financial Corp.	47,463
1,332	OFG Bancorp	49,883
2,042	Pacific Premier Bancorp, Inc.	46,905
361	Park National Corp.	51,385
971	Pathward Financial, Inc.	54,929
1,655	Peoples Bancorp, Inc.	49,650
639	Preferred Bank	48,238
3,364	Provident Financial Services, Inc.	48,273
1,565	Renasant Corp.	47,795
1,528	S&T Bancorp, Inc.	51,020
2,115	Sandy Spring Bancorp, Inc.	51,521
1,931	Seacoast Banking Corp. of Florida	45,649
2,519	Simmons First National Corp., Class A	44,284
2,012	Stellar Bancorp, Inc.	46,196
1,002	Stock Yards Bancorp, Inc.	49,769
1,747	TowneBank	47,641
1,333	TriCo Bancshares	52,747
1,744	Trustmark Corp.	52,390
1,862	United Community Banks, Inc.	47,407
2,392	Veritex Holdings, Inc.	50,447
1,689	WaFd, Inc.	48,272
1,644	WesBanco, Inc.	45,884
1,003	Westamerica BanCorp	48,676
1,086	WSFS Financial Corp.	51,042
		2,978,774
	Beverages — 0.2%
513	MGP Ingredients, Inc.	38,167
	Broadline Retail — 0.6%
3,091	Kohl’s Corp.	71,062
4,446	Nordstrom, Inc.	94,344
		165,406
	Building Products — 1.9%
1,437	Apogee Enterprises, Inc.	90,294
1,100	AZZ, Inc.	84,975
363	CSW Industrials, Inc.	96,307
1,160	Griffon Corp.	74,078
2,214	Quanex Building Products Corp.	61,217
1,635	Tecnoglass, Inc. (a)	82,044
		488,915

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets — 2.4%
1,071	Artisan Partners Asset Management, Inc., Class A	$44,200
6,309	BGC Group, Inc., Class A	52,365
1,399	Federated Hermes, Inc.	45,999
2,957	Golub Capital BDC, Inc.	46,455
247	Piper Sandler Cos.	56,852
520	PJT Partners, Inc., Class A	56,113
1,372	StepStone Group, Inc., Class A	62,961
1,097	TPG, Inc.	45,471
1,155	Victory Capital Holdings, Inc., Class A	55,128
2,389	Virtu Financial, Inc., Class A	53,633
198	Virtus Investment Partners, Inc.	44,718
5,334	WisdomTree, Inc.	52,860
		616,755
	Chemicals — 1.7%
753	Hawkins, Inc.	68,523
449	Innospec, Inc.	55,492
1,048	Koppers Holdings, Inc.	38,766
768	Minerals Technologies, Inc.	63,867
2,459	Orion S.A.	53,950
775	Scotts Miracle-Gro (The) Co.	50,421
836	Sensient Technologies Corp.	62,023
642	Stepan Co.	53,902
		446,944
	Commercial Services & Supplies — 2.6%
1,907	ABM Industries, Inc.	96,437
1,435	Brady Corp., Class A	94,739
1,997	HNI Corp.	89,905
2,899	Matthews International Corp., Class A	72,620
3,639	MillerKnoll, Inc.	96,397
6,889	Steelcase, Inc., Class A	89,281
491	UniFirst Corp.	84,221
4,415	Vestis Corp.	53,996
		677,596
	Construction & Engineering — 0.7%
1,489	Granite Construction, Inc.	92,274
1,998	Primoris Services Corp.	99,680
		191,954
	Construction Materials — 0.4%
285	United States Lime & Minerals, Inc.	103,791
	Consumer Finance — 1.1%
2,284	Bread Financial Holdings, Inc.	101,775
2,817	Navient Corp.	41,016
Shares	Description	Value

	Consumer Finance (Continued)
518	Nelnet, Inc., Class A	$52,245
2,616	PROG Holdings, Inc.	90,723
		285,759
	Consumer Staples Distribution & Retail — 0.8%
771	Andersons (The), Inc.	38,242
577	Ingles Markets, Inc., Class A	39,588
1,073	PriceSmart, Inc.	87,127
687	Weis Markets, Inc.	43,123
		208,080
	Containers & Packaging — 0.8%
1,232	Greif, Inc., Class A	70,803
5,941	Pactiv Evergreen, Inc.	67,252
3,183	TriMas Corp.	81,358
		219,413
	Diversified Consumer Services — 1.1%
117	Graham Holdings Co., Class B	81,847
5,132	Perdoceo Education Corp.	109,928
865	Strategic Education, Inc.	95,721
		287,496
	Diversified REITs — 0.8%
2,680	Alexander & Baldwin, Inc.	45,453
2,014	American Assets Trust, Inc.	45,073
2,816	Broadstone Net Lease, Inc.	44,690
4,357	Empire State Realty Trust, Inc., Class A	40,869
5,680	Global Net Lease, Inc.	41,748
		217,833
	Diversified Telecommunication Services — 0.5%
7,500	Shenandoah Telecommunications Co.	122,475
	Electric Utilities — 0.6%
4,786	Hawaiian Electric Industries, Inc.	43,170
685	MGE Energy, Inc.	51,183
1,433	PNM Resources, Inc.	52,964
		147,317
	Electrical Equipment — 0.3%
598	Powell Industries, Inc.	85,753
	Electronic Equipment, Instruments & Components — 4.6%
919	Belden, Inc.	86,202
7,094	CTS Corp.	359,169
2,118	Napco Security Technologies, Inc.	110,030

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
5,035	PC Connection, Inc.	$323,247
14,635	Vishay Intertechnology, Inc.	326,361
		1,205,009
	Energy Equipment & Services — 1.7%
4,834	Archrock, Inc.	97,743
4,204	Atlas Energy Solutions, Inc.	83,786
1,898	Cactus, Inc., Class A	100,101
3,478	Kodiak Gas Services, Inc.	94,810
12,286	RPC, Inc.	76,787
		453,227
	Financial Services — 1.2%
2,037	Compass Diversified Holdings	44,590
2,132	EVERTEC, Inc.	70,889
249	Federal Agricultural Mortgage Corp., Class C	45,024
1,554	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,998
1,135	Merchants Bancorp	46,013
485	Walker & Dunlop, Inc.	47,627
		300,141
	Food Products — 1.0%
751	Cal-Maine Foods, Inc.	45,894
1,706	Fresh Del Monte Produce, Inc.	37,276
306	J & J Snack Foods Corp.	49,685
1,380	Tootsie Roll Industries, Inc.	42,186
2,398	Utz Brands, Inc.	39,903
2,352	WK Kellogg Co.	38,714
		253,658
	Gas Utilities — 0.6%
503	Chesapeake Utilities Corp.	53,419
1,449	Northwest Natural Holding Co.	52,323
879	Spire, Inc.	53,382
		159,124
	Ground Transportation — 1.6%
597	ArcBest Corp.	63,927
7,125	Heartland Express, Inc.	87,851
4,604	Marten Transport Ltd.	84,944
3,758	Schneider National, Inc., Class B	90,793
2,175	Werner Enterprises, Inc.	77,930
		405,445
	Health Care Equipment & Supplies — 6.0%
9,241	CONMED Corp.	640,586
11,152	LeMaitre Vascular, Inc.	917,587
		1,558,173
Shares	Description	Value

	Health Care Providers & Services — 10.4%
7,830	National HealthCare Corp.	$848,772
26,765	Patterson Cos., Inc.	645,572
33,486	Premier, Inc., Class A	625,183
6,557	U.S. Physical Therapy, Inc.	605,998
		2,725,525
	Health Care REITs — 0.9%
1,811	CareTrust REIT, Inc.	45,456
1,358	LTC Properties, Inc.	46,851
9,390	Medical Properties Trust, Inc. (a)	40,471
702	National Health Investors, Inc.	47,547
2,988	Sabra Health Care REIT, Inc.	46,015
		226,340
	Hotel & Resort REITs — 1.0%
4,592	DiamondRock Hospitality Co.	38,802
2,523	Park Hotels & Resorts, Inc.	37,795
2,864	Pebblebrook Hotel Trust	39,380
3,734	RLJ Lodging Trust	35,958
6,509	Service Properties Trust	33,456
3,962	Sunstone Hotel Investors, Inc.	41,443
2,940	Xenia Hotels & Resorts, Inc.	42,130
		268,964
	Hotels, Restaurants & Leisure — 3.4%
3,142	Bloomin’ Brands, Inc.	60,421
6,577	Bowlero Corp., Class A (a)	95,301
2,493	Cheesecake Factory (The), Inc.	97,950
1,239	Cracker Barrel Old Country Store, Inc.	52,236
2,447	Golden Entertainment, Inc.	76,126
1,316	Jack in the Box, Inc.	67,037
5,915	Krispy Kreme, Inc.	63,645
836	Marriott Vacations Worldwide Corp.	73,000
1,202	Monarch Casino & Resort, Inc.	81,892
1,353	Papa John’s International, Inc.	63,564
1,506	Red Rock Resorts, Inc., Class A	82,725
1,841	Travel + Leisure Co.	82,808
		896,705
	Household Durables — 1.1%
934	Century Communities, Inc.	76,270
2,395	La-Z-Boy, Inc.	89,286
4,706	Leggett & Platt, Inc.	53,931
1,448	Worthington Enterprises, Inc.	68,534
		288,021
	Household Products — 0.3%
1,502	Energizer Holdings, Inc.	44,369
497	Spectrum Brands Holdings, Inc.	42,707
		87,076

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power and Renewable Electricity Producers — 0.2%
2,340	Clearway Energy, Inc., Class C	$57,775
	Industrial REITs — 0.5%
426	Innovative Industrial Properties, Inc.	46,528
4,893	LXP Industrial Trust	44,624
1,961	Plymouth Industrial REIT, Inc.	41,926
		133,078
	Insurance — 1.1%
1,784	CNO Financial Group, Inc.	49,452
1,080	Employers Holdings, Inc.	46,040
1,325	Horace Mann Educators Corp.	43,222
950	Mercury General Corp.	50,483
596	Safety Insurance Group, Inc.	44,718
753	Stewart Information Services Corp.	46,746
		280,661
	Interactive Media & Services — 1.1%
7,246	Shutterstock, Inc.	280,420
	Machinery — 5.8%
373	Alamo Group, Inc.	64,529
910	Albany International Corp., Class A	76,850
2,290	Barnes Group, Inc.	94,829
1,906	Columbus McKinnon Corp.	65,833
2,386	Enerpac Tool Group Corp.	91,098
504	Enpro, Inc.	73,367
795	ESCO Technologies, Inc.	83,507
1,633	Greenbrier (The) Cos., Inc.	80,915
1,904	Helios Technologies, Inc.	90,916
1,692	Hillenbrand, Inc.	67,714
811	John Bean Technologies Corp.	77,021
3,411	Kennametal, Inc.	80,295
723	Lindsay Corp.	88,842
5,287	Mueller Water Products, Inc., Class A	94,743
3,851	REV Group, Inc.	95,851
467	Standex International Corp.	75,257
700	Tennant Co.	68,908
3,055	Trinity Industries, Inc.	91,406
2,841	Wabash National Corp.	62,047
		1,523,928
	Media — 1.4%
308	Cable One, Inc. (a)	109,032
2,363	John Wiley & Sons, Inc., Class A	96,174
Shares	Description	Value

	Media (Continued)
2,390	Scholastic Corp.	$84,773
6,032	TEGNA, Inc.	84,086
		374,065
	Metals & Mining — 1.6%
591	Arch Resources, Inc.	89,968
810	Carpenter Technology Corp.	88,760
12,025	Hecla Mining Co.	58,321
647	Kaiser Aluminum Corp.	56,871
439	Materion Corp.	47,469
1,727	Ryerson Holding Corp.	33,676
1,613	Worthington Steel, Inc.	53,810
		428,875
	Mortgage REITs — 1.8%
4,400	Apollo Commercial Real Estate Finance, Inc.	43,076
3,700	Arbor Realty Trust, Inc.	53,095
3,544	Chimera Investment Corp.	45,363
5,022	Claros Mortgage Trust, Inc.	40,277
3,669	Franklin BSP Realty Trust, Inc.	46,229
4,404	Ladder Capital Corp.	49,721
4,296	MFA Financial, Inc.	45,710
3,339	PennyMac Mortgage Investment Trust	45,911
5,369	Ready Capital Corp.	43,918
3,702	Two Harbors Investment Corp.	48,904
		462,204
	Multi-Utilities — 0.4%
1,540	Avista Corp.	53,299
1,059	Northwestern Energy Group, Inc.	53,035
		106,334
	Office REITs — 1.3%
1,826	COPT Defense Properties	45,705
3,182	Douglas Emmett, Inc.	42,352
3,834	Easterly Government Properties, Inc.	47,427
1,686	Highwoods Properties, Inc.	44,291
6,842	Hudson Pacific Properties, Inc.	32,910
2,750	JBG SMITH Properties	41,882
9,410	Paramount Group, Inc.	43,568
801	SL Green Realty Corp.	45,369
		343,504
	Oil, Gas & Consumable Fuels — 3.3%
1,726	California Resources Corp.	91,858
10,247	Comstock Resources, Inc.	106,364
1,135	CONSOL Energy, Inc. (b)	115,804
3,094	Delek US Holdings, Inc.	76,607
1,599	International Seaways, Inc.	94,549
2,385	Kinetik Holdings, Inc.	98,834

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
3,847	Sitio Royalties Corp., Class A	$90,828
2,473	Viper Energy, Inc.	92,812
3,595	World Kinect Corp.	92,751
		860,407
	Paper & Forest Products — 0.3%
937	Sylvamo Corp.	64,278
	Passenger Airlines — 0.2%
1,198	Allegiant Travel Co.	60,176
	Personal Care Products — 0.2%
1,144	Edgewell Personal Care Co.	45,977
	Professional Services — 2.0%
6,440	CSG Systems International, Inc.	265,135
565	ICF International, Inc.	83,880
1,206	Kforce, Inc.	74,929
1,294	Korn Ferry	86,879
		510,823
	Real Estate Management & Development — 1.0%
2,290	DigitalBridge Group, Inc.	31,373
4,272	eXp World Holdings, Inc. (a)	48,209
5,144	Kennedy-Wilson Holdings, Inc.	50,000
1,292	Marcus & Millichap, Inc.	40,724
3,991	Newmark Group, Inc., Class A	40,828
761	St. Joe (The) Co.	41,627
		252,761
	Residential REITs — 0.5%
3,171	Elme Communities	50,514
2,718	UMH Properties, Inc.	43,461
2,902	Veris Residential, Inc.	43,530
		137,505
	Retail REITs — 1.5%
2,595	Acadia Realty Trust	46,502
203	Alexander’s, Inc.	45,647
1,614	Getty Realty Corp.	43,029
1,717	InvenTrust Properties Corp.	42,513
2,402	NETSTREIT Corp.	38,672
3,443	Retail Opportunity Investments Corp.	42,797
3,013	SITE Centers Corp.	43,689
1,495	Tanger, Inc.	40,529
2,556	Urban Edge Properties	47,209
		390,587
	Software — 4.3%
30,396	Adeia, Inc.	339,979
15,605	Clear Secure, Inc., Class A	291,970
Shares	Description	Value

	Software (Continued)
1,224	InterDigital, Inc.	$142,669
6,226	Progress Software Corp.	337,823
		1,112,441
	Specialized REITs — 0.7%
1,804	Four Corners Property Trust, Inc.	44,505
1,127	National Storage Affiliates Trust	46,455
2,629	Outfront Media, Inc.	37,595
2,142	Safehold, Inc.	41,319
7,480	Uniti Group, Inc.	21,841
		191,715
	Specialty Retail — 2.3%
2,238	Buckle (The), Inc.	82,672
2,196	Caleres, Inc.	73,786
3,236	Camping World Holdings, Inc., Class A	57,795
3,162	Foot Locker, Inc.	78,797
2,863	Guess?, Inc.	58,405
1,583	Sonic Automotive, Inc., Class A	86,226
2,559	Upbound Group, Inc.	78,561
249	Winmark Corp.	87,805
		604,047
	Technology Hardware, Storage & Peripherals — 0.8%
18,543	Xerox Holdings Corp. (a)	215,470
	Textiles, Apparel & Luxury Goods — 1.2%
1,064	Carter’s, Inc.	65,936
4,508	Levi Strauss & Co., Class A	86,914
802	Oxford Industries, Inc.	80,320
2,131	Steven Madden Ltd.	90,142
		323,312
	Tobacco — 0.3%
855	Universal Corp.	41,203
4,034	Vector Group Ltd.	42,639
		83,842
	Trading Companies & Distributors — 0.5%
2,012	Global Industrial Co.	63,096
1,326	H&E Equipment Services, Inc.	58,570
		121,666
	Water Utilities — 0.8%
747	American States Water Co.	54,210
1,161	California Water Service Group	56,297
1,027	Middlesex Water Co.	53,671
953	SJW Group	51,671
		215,849

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 0.6%
8,132	Telephone and Data Systems, Inc.	$168,576
	Total Common Stocks	26,073,043
	(Cost $25,536,233)
MONEY MARKET FUNDS — 0.1%
28,236	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (c)	28,236
	(Cost $28,236)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.0%
$532,929	Mizuho Financial Group, Inc., 5.32% (c), dated 06/28/24, due 07/01/24, with a maturity value of $533,165. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $543,588. (d)	532,929
	(Cost $532,929)

	Total Investments — 101.9%	26,634,208
	(Cost $26,097,398)
	Net Other Assets and Liabilities — (1.9)%	(497,427)
	Net Assets — 100.0%	$26,136,781

(a)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $507,994 and the total value of the collateral held by the Fund is $532,929.

(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 26,073,043	$ 26,073,043	$ —	$ —
Money Market Funds	28,236	28,236	—	—
Repurchase Agreements	532,929	—	532,929	—
Total Investments	$26,634,208	$26,101,279	$532,929	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 3.5%
4,542	Aristocrat Leisure Ltd. (AUD)	$150,771
51,346	Tabcorp Holdings Ltd. (AUD)	23,977
		174,748
	Bermuda — 0.6%
103,000	China Ruyi Holdings Ltd. (HKD) (c)	27,699
	Cayman Islands — 19.0%
4,470	Hello Group, Inc., ADR	27,356
5,628	iQIYI, Inc., ADR (c)	20,655
6,557	JOYY, Inc., ADR	197,300
20,719	Kuaishou Technology (HKD) (c) (d) (e)	122,445
2,294	NetEase, Inc., ADR	219,261
5,589	Tencent Holdings Ltd. (HKD)	266,530
7,020	Tencent Music Entertainment Group, ADR	98,631
		952,178
	Greece — 0.4%
1,425	OPAP S.A. (EUR)	22,342
	Ireland — 4.2%
1,159	Flutter Entertainment PLC (GBP) (c)	211,925
	Isle Of Man — 0.8%
5,270	Entain PLC (GBP)	41,969
	Japan — 12.0%
1,400	Capcom Co., Ltd. (JPY)	26,392
800	Konami Group Corp. (JPY)	57,580
3,361	Nexon Co., Ltd. (JPY)	62,148
4,390	Nintendo Co., Ltd. (JPY)	233,456
2,623	Sony Group Corp. (JPY)	222,374
		601,950
	Luxembourg — 4.6%
734	Spotify Technology S.A. (c)	230,322
	Malta — 0.5%
2,139	Kindred Group PLC, SDR (SEK)	25,428
	South Korea — 0.6%
304	SOOP Co., Ltd (KRW)	28,997
	Sweden — 3.7%
2,451	Betsson AB, Class B (SEK)	28,652
1,478	Evolution AB (SEK) (d) (e)	153,949
		182,601
	Switzerland — 0.5%
2,213	Sportradar Group AG, Class A (c)	24,741
	United States — 49.2%
1,307	Advanced Micro Devices, Inc. (c)	212,008
Shares	Description	Value

	United States (Continued)
1,821	Bally’s Corp. (c)	$21,797
3,745	DraftKings, Inc., Class A (c)	142,947
1,725	Electronic Arts, Inc.	240,344
16,620	fuboTV, Inc. (c)	20,609
2,193	GameStop Corp., Class A (c)	54,145
5,923	Intel Corp.	183,435
767	Light & Wonder, Inc. (c)	80,443
2,067	MGM Resorts International (c)	91,858
354	Netflix, Inc. (c)	238,908
2,460	NVIDIA Corp.	303,908
1,464	Penn Entertainment, Inc. (c)	28,336
4,036	ROBLOX Corp., Class A (c)	150,180
1,036	Roku, Inc. (c)	62,087
3,685	Rumble, Inc. (c) (f)	20,452
3,610	Rush Street Interactive, Inc. (c)	34,620
1,295	Take-Two Interactive Software, Inc. (c)	201,360
2,092	Unity Software, Inc. (c)	34,016
1,902	Walt Disney (The) Co.	188,849
18,241	Warner Bros. Discovery, Inc. (c)	135,713
2,310	Xperi, Inc. (c)	18,965
		2,464,980
	Total Common Stocks	4,989,880
	(Cost $4,635,979)
WARRANTS (a) (b) — 0.0%
	Australia — 0.0%
339	PointsBet Holdings Ltd., expiring 07/08/24 (AUD) (c) (g) (h)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.3%
13,885	Dreyfus Government Cash Management Fund, Institutional Shares - 5.19% (i)	13,885
	(Cost $13,885)

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.4%
$19,487	Mizuho Financial Group, Inc., 5.32% (i), dated 06/28/24, due 07/01/24, with a maturity value of $19,496. Collateralized by U.S. Treasury Securities, interest rates of 0.50% to 5.00%, due 07/31/24 to 09/30/29. The value of the collateral including accrued interest is $19,877. (j)	$19,487
	(Cost $19,487)

	Total Investments — 100.3%	5,023,252
	(Cost $4,669,351)
	Net Other Assets and Liabilities — (0.3)%	(16,617)
	Net Assets — 100.0%	$5,006,635

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $18,404 and the total value of the collateral held by the Fund is $19,487.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2024, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	Rate shown reflects yield as of June 30, 2024.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Communication Services	57.7%
Consumer Discretionary	27.2
Information Technology	15.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	66.0%
JPY	12.0
HKD	8.3
GBP	5.1
SEK	4.1
AUD	3.5
KRW	0.6
EUR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,989,880	$ 4,989,880	$ —	$ —
Warrants*	—**	—	—**	—
Money Market Funds	13,885	13,885	—	—
Repurchase Agreements	19,487	—	19,487	—
Total Investments	$5,023,252	$5,003,765	$19,487	$—

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
June 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 6.7%
796	Ford Motor Co.	$9,982
237	General Motors Co.	11,011
416	Stellantis N.V.	8,258
232	Tesla, Inc. (a)	45,908
		75,159
	Biotechnology — 4.1%
21	Regeneron Pharmaceuticals, Inc. (a)	22,072
52	Vertex Pharmaceuticals, Inc. (a)	24,373
		46,445
	Broadline Retail — 7.8%
453	Amazon.com, Inc. (a)	87,542
	Building Products — 1.0%
172	Carrier Global Corp.	10,850
	Communications Equipment — 1.6%
13	Arista Networks, Inc. (a)	4,556
206	Cisco Systems, Inc.	9,787
9	Motorola Solutions, Inc.	3,475
		17,818
	Electrical Equipment — 2.3%
81	Eaton Corp. PLC	25,397
	Electronic Equipment, Instruments & Components — 1.5%
244	Amphenol Corp., Class A	16,438
	Health Care Equipment & Supplies — 5.8%
296	Boston Scientific Corp. (a)	22,795
123	Edwards Lifesciences Corp. (a)	11,362
71	Intuitive Surgical, Inc. (a)	31,584
		65,741
	Hotels, Restaurants & Leisure — 2.5%
7	Booking Holdings, Inc.	27,730
	Insurance — 1.0%
39	Aon PLC, Class A	11,450
	Interactive Media & Services — 11.9%
271	Alphabet, Inc., Class A	49,362
168	Meta Platforms, Inc., Class A	84,709
		134,071
	IT Services — 1.0%
50	International Business Machines Corp.	8,648
16	Snowflake, Inc., Class A (a)	2,161
		10,809
Shares	Description	Value

	Machinery — 4.8%
104	Caterpillar, Inc.	$34,643
53	Deere & Co.	19,802
		54,445
	Pharmaceuticals — 5.7%
53	Eli Lilly & Co.	47,985
94	Zoetis, Inc.	16,296
		64,281
	Semiconductors & Semiconductor Equipment — 16.2%
89	Advanced Micro Devices, Inc. (a)	14,437
45	Applied Materials, Inc.	10,620
7	KLA Corp.	5,772
7	Lam Research Corp.	7,454
47	Marvell Technology, Inc.	3,285
29	Microchip Technology, Inc.	2,653
905	NVIDIA Corp.	111,804
14	NXP Semiconductors N.V.	3,767
61	QUALCOMM, Inc.	12,150
50	Texas Instruments, Inc.	9,726
		181,668
	Software — 14.0%
25	Adobe, Inc. (a)	13,889
12	Autodesk, Inc. (a)	2,970
15	Cadence Design Systems, Inc. (a)	4,616
12	Crowdstrike Holdings, Inc., Class A (a)	4,598
15	Intuit, Inc.	9,858
194	Microsoft Corp.	86,708
88	Oracle Corp.	12,426
17	Palo Alto Networks, Inc. (a)	5,763
11	ServiceNow, Inc. (a)	8,653
8	Synopsys, Inc. (a)	4,761
11	Workday, Inc., Class A (a)	2,459
		156,701
	Technology Hardware, Storage & Peripherals — 9.2%
477	Apple, Inc.	100,466
3	Super Micro Computer, Inc. (a)	2,458
		102,924

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
June 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 2.8%
314	Philip Morris International, Inc.	$31,818

	Total Investments — 99.9%	1,121,287
	(Cost $980,243)
	Net Other Assets and Liabilities — 0.1%	1,441
	Net Assets — 100.0%	$1,122,728

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,121,287	$ 1,121,287	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
June 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index and The SMID Capital Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Small Cap US Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index and Nasdaq Riskalyze US Small CapTM Index are trademarks or service marks of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index and Nasdaq Riskalyze US Small CapTM Index (“Riskalyze Indexes”) are products of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX and NASDAQ RISKALYZE US SMALL CAPTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index and Bloomberg R&D Leaders Select Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator

First Trust Exchange-Traded Fund VI
Additional Information (Continued)
June 30, 2024 (Unaudited)
of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.